NOTE 9. COMMITMENTS AND CONTINGENCIES (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
NOTE 9. COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Management Consulting Agreement

In September, 2012, the Company entered into three-month renewable Consulting Agreement with Llew Watkins (“Consultant”). The agreement calls for the consultant to provide, on a part-time basis, management consulting for the Company. These services include providing general consulting services relating to development of new business ventures, providing general advice on capital structuring, performing due diligence related to potential business arrangements, and providing introductions that may lead to additional capital investments.

For consideration of the above-referenced services, the Company shall pay to Consultant 5% equity, as nondilutional shares of the Company’s common stock (the Shares), issued at time of S-1 filing. The Consultant shall receive 10% introduction fee of the gross funds received by the Company or handling fee for any investor introduced or introduction that leads to an investment within the period of 2 years of the introduction.

Mr. Watkins will also be employed as the Company’s Investor Relations Director, will be paid $3,500 per month as salary for performing the Company’s public relations responsibilities once the Company’s Registration Statement on Form S-1 (“S-1”) is accepted and the Company begins its first month of trading its Shares.

Consulting Agreement – Development of Real Time Platform

On October 1, 2012 the Company entered into an agreement with an independent contractor to help develop the Real Time Platform for the Company’s Option Portfolio Pro Software. The agreement calls for a monthly payment of $1,000.00 and for a bonus payment upon completion of the project of $40,000.00. As of December 31, 2012, $3,000 has been accrued in connection with monthly payments under the agreement.

Patent License Agreement

On October 1, 2012, the Company entered into a Patent License Agreement ("Agreement”) which is a platform for customizing a derivative portfolio trading strategy, with OptionTech, LLC (“Licensor”), a Texas limited liability company. Licensor granted the Company the exclusive, world-wide right and license to make, have made, use and sell licensed products for use in the financial research and trading industry. The Company may sublicense such right and license to the Company’s customers and to users of the Company and its customer's products; provided the Company remains responsible for payment of the royalty due.

The Company agreed to pay Licensor during the term of this Agreement a royalty of One U.S. Dollar ($1.00) per month for each subscriber to which the Company has sold a Licensed Product (“Subscriber”). A Licensed Product will be considered sold or used when the Company has billed the Subscriber. Royalties paid on Licensed Products, which are not accepted or are returned by the purchaser within sixty (60) days of delivery, shall be credited to the Company.

The Company’s obligation to pay royalties shall cease upon the earlier of (i) the expiration of the Patents or (ii) the termination of this Agreement. The Patents shall be deemed to have expired upon the judgment of invalidity or unpatentability by a court or administrative agency of competent jurisdiction from which no appeal is taken or can be taken.

The Company will be deemed to be in default hereunder if (i) the Company fails to pay any sum due and payable within thirty (30) days after notice from Licensor that the same has become due and payable, (ii) the Company breaches any material covenant made by it hereunder and fails to remedy such breach within thirty (30) days after notice thereof from Licensor, or (iii) the Company fails to render an accounting statement and payment for all royalties due within one hundred twenty (120) days of the end of each calendar year (which failure is not cured within thirty (30) days after notice of such failure from Licensor). In the event of the Company’s default hereunder, Licensor may terminate this Agreement by giving the Company written notice of termination.